Supplementary cashflow information	12 Months Ended
Dec. 31, 2025
Supplementary Cash Flow Information [Abstract]
Supplementary cashflow information
17. Supplementary cashflow information
Below are the significant non-cash investing and financing activities during the year:
2025:
Lease commitments were entered into during the year, resulting in additions of right-of-use assets amounting to $1.80 million. Please refer to Note 12 for the movement in the balances of right-of-use assets.
During the year ended December 31, 2025, Lifezone paid $1.08 million to debenture holders as interest in the form of newly issued 255,369 Ordinary Shares in Lifezone Metals.

2024:
During the year ended December 31, 2024, Lifezone paid $553,286 to debenture holders as interest in the form of newly issued 89,181 Ordinary Shares in Lifezone Metals.
Lease modifications were entered into during the year, resulting in additions of right-of-use assets amounting to $225,761. Please refer to Note 12 for the movement in the balances of right-of-use assets.
2023:
On July 18, 2023, Lifezone completed the acquisition of the Simulus group for a total consideration of $14.53 million comprising of cash amounting to $8.50 million and $6.03 million non-cash consideration in the form of the Ordinary Shares in Lifezone Metals.
Lease commitments were entered into during the year, resulting in additions of right-of-use assets amounting to $1.70 million. Please refer to Note 12 for the movement in the balances of right-of-use assets.
On July 5, 2023, Lifezone, as part of the SPAC Transaction and pursuant to the execution of the BCA, assumed SPAC Warrants which were measured at fair value amounting to $15.1 million. Please refer to Note 24 for further details of the SPAC Warrant assumption.
On July 5, 2023, Lifezone, as part of the SPAC Transaction and pursuant to the execution of the BCA, performed a share-for-share exchange reorganization amounting to $2,934.